Receivables - Additional Information (Detail) $ in Millions	3 Months Ended
	Mar. 31, 2017 USD ($) Contract	Mar. 31, 2016 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Number of accounts receivable undergoing bankruptcy proceedings | Contract	433	404
Amount of accounts receivable undergoing bankruptcy proceedings	$ 21	$ 26
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts | Contract	247	276
Concession cases by court | Contract	247	276
Pre-modification value of retail and finance lease receivable contracts	$ 5	$ 5
Post-modification value of retail and finance lease receivable contracts	5	4
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	20	75
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 20	$ 27